Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Carrying amounts and fair values of financial instruments

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Dollars in thousands)
Notes payable	$639,281	$587,795	$599,805	$491,468
Aircraft Acquisition Facility	—	—	425,931	414,300
Nord LB Facility	490,717	490,717	569,909	569,909
BOS Facility	268,625	266,794	479,561	479,561
Term Loan	377,646	397,864	—	—
Other aircraft secured debt	276,143	275,122	216,395	216,395
Other secured debt	—	—	34,509	34,509
Derivative asset	319	319	4,023	4,023
Derivative liabilities	48,967	48,967	98,487	98,487

Asset and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
December 31, 2012:
Derivative asset	—	319	—	319
Derivative liabilities	—	48,967	—	48,967
December 31, 2011:
Derivative asset	—	4,023	—	4,023
Derivative liabilities	—	98,487	—	98,487